Investment in affiliates (Parenthetical) (Details) - Jiakun - CNY (¥)	1 Months Ended
	Jan. 31, 2021	Dec. 31, 2022
Investments
Equity method investment, ownership percentage (in percentage)	44.00%	100.00%
Payments to acquire equity investments	¥ 30,000,000